Goodwill and Intangible Assets - Schedule of Future Amortization Expense (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2024	$ 88
2025	326	$ 346
2026	321	318
2027	316	313
2028	312	308
2029	274	307
After 2029	$ 1,014	$ 1,285